Lease liabilities, Interest expense relating to leases (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Expense Relating to Leases [Abstract]
Total lease interest	$ 745	$ 636	$ 277
Cash outflow for leases	2,015	2,222	1,264
Properties [Member]
Interest Expense Relating to Leases [Abstract]
Total lease interest	649	604	244
Motor Vehicles [member]
Interest Expense Relating to Leases [Abstract]
Total lease interest	$ 96	$ 32	$ 33